Long-Term Trade And Unbilled Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables

	December 31,
	2016	2015
Receivables	$—	$96
Unbilled receivables	189,688	152,367
	$189,688	$152,463